Guarantees and Contingent Liabilities (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Guarantees and Contingent Liabilities (Textual) [Abstract]
Approx Weighted-average term of Potential Future Approximate Payments Guaranteed under standby letter of credit arrangements	22 Month
Estimated fair value of standby letters of credit	$ 97,000,000
Total rental expense for operating leases	291,000,000	277,000,000	253,000,000
Reserve for potential loss related to syndication of tax credit	79,000,000
Representation and Warranty Reserve	160,000,000	180,000,000	72,000,000	12,000,000
Unresolved Representation and Warranty Claims	105,000,000	165,000,000
Liability primarily related to airline processing arrangements	64,000,000
Value of airline tickets purchased to deliver at a future date	4,600,000,000
Company held collateral in escrow deposits, letters of credit and indemnities from financial institutions, and liens on various assets	438,000,000
Company held collateral in Merchant Escrow Deposits	14,000,000
Merchant escrow deposit related to unresolved chargeback	107,000,000
Guaranteed short-term borrowings related to tender option bond	0
Available for sale securities related to tender option bond	0
Gain Related to Funding the escrow account by Visa and resulting reduction in conversion ratio applicable to Visa Class B shares	51,000,000	72,000,000	39,000,000
Decrease in gain related to increase in Visa Litigation liability	58,000,000
Liability related to the remaining Visa Litigation, carrying amount	0
Accrual of potential settlement related to mortgage activities	130,000,000
Guaranteed amount of short term loan related to consolidated variable interest entity	5,300,000,000
Collateralized available for sale securities related to tender option program	5,400,000,000
Standby Letters of Credit [Member]
Guarantor Obligations [Line Items]
Maximum potential payments	19,200,000,000
Third party borrowing arrangements [Member]
Guarantor Obligations [Line Items]
Maximum potential payments	436,000,000
Commitments from Securities Lending arrangements [Member]
Guarantor Obligations [Line Items]
Maximum potential payments	9,200,000,000
Assets held as collateral for commitments from securities lending arrangements	9,400,000,000
Assets sales arrangements [Member]
Guarantor Obligations [Line Items]
Maximum potential payments	2,300,000,000
Merchant processing [Member]
Guarantor Obligations [Line Items]
Maximum potential payments	74,300,000,000
Recorded liability for potential losses with unresolved chargeback	12,000,000
Contingent Consideration Arrangements [Member]
Guarantor Obligations [Line Items]
Maximum potential payments	4,000,000
Minimum revenue guarantees agreements [Member]
Guarantor Obligations [Line Items]
Maximum potential payments	31,000,000
Recorded Liability for Losses related to minimum revenue guarantees	20,000,000
Other guarantees agreements [Member]
Guarantor Obligations [Line Items]
Maximum potential payments	3,100,000,000
Recorded liability for losses related to other financial performance guarantees	$ 20,000,000